Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 367,977	$ 52,620	¥ 356,965
Less: Accumulated depreciation	(131,775)	(18,844)	(111,553)
Property and equipment, net value	236,202	33,776	245,412
Construction-in-progress	610	87	9,752
Property, plant and equipment, net	236,812	33,863	255,164
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	217,137	31,050	205,425
Mechanical equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	147,560	21,101	148,261
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 3,280	$ 469	¥ 3,279